                                                     Direct Dial  (314) 444-0647
                                                         Fax #    (314) 444-0510
                                      1 May 1998



MATTHEW P. MCCAULEY
VICE PRESIDENT
ASSOCIATE GENERAL  COUNSEL
mmccauley@ genam.com


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                         Re:  Security Equity Life Insurance Company
                              Separate Account 26
                              File Nos. 33-87248 and 811-8888

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), Security Equity Life Insurance Company Separate Account 26 (the "Registrant") hereby certifies that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 3 filed to the Registrant's Registration Statement, and (ii) the text of the Post-Effective Amendment was filed electronically via EDGAR.

If you have any questions regarding this filing, please call me at
(314) 444-0647.

                                        Very truly yours,



                                        Matthew P. McCauley



cc:  Stephen E. Roth, Sutherland, Asbill & Brennan, L.L.P.